Annual Operating Expenses {- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2010 Fund	Aug. 03, 2022
Fidelity Advisor Freedom Blend 2010 Fund- Class A
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.66%	[1]
Fidelity Advisor Freedom Blend 2010 Fund- Class M
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.91%	[1]
Fidelity Advisor Freedom Blend 2010 Fund- Class C
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.41%	[1]
Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.41%	[1]
Fidelity Advisor Freedom Blend 2010 Fund- Class Z
Operating Expenses:
Management fee	0.31%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.31%	[1]

[1]	(a)Adjusted to reflect current fees.